Tyco International Finance S.A. (Details 2) (USD $)	Sep. 27, 2013	Sep. 28, 2012	Sep. 30, 2011	Sep. 24, 2010
Current Assets:
Cash and cash equivalents	$ 563,000,000	$ 844,000,000	$ 1,229,000,000	$ 1,581,000,000
Accounts receivable, net	1,718,000,000	1,679,000,000
Inventories	647,000,000	625,000,000
Prepaid expenses and other current assets	850,000,000	847,000,000
Deferred income taxes	250,000,000	292,000,000
Assets of Disposal Group, Including Discontinued Operation, Current	828,000,000	790,000,000
Total current assets	4,856,000,000	5,077,000,000
Property, plant and equipment, net	1,285,000,000	1,324,000,000
Goodwill	4,163,000,000	4,035,000,000	3,913,000,000
Intangible assets, net	791,000,000	758,000,000
Other assets	1,081,000,000	1,171,000,000
Total Assets	12,176,000,000	12,365,000,000	26,702,000,000
Current Liabilities:
Loans payable and current maturities of long-term debt	20,000,000	10,000,000
Accounts payable	851,000,000	847,000,000
Accrued and other current liabilities	1,859,000,000	1,728,000,000
Deferred revenue	394,000,000	395,000,000
Liabilities of Disposal Group, Including Discontinued Operation, Current	225,000,000	225,000,000
Total current liabilities	3,349,000,000	3,205,000,000
Long-term debt	1,443,000,000	1,481,000,000
Deferred revenue	370,000,000	397,000,000
Other liabilities	1,881,000,000	2,260,000,000
Total Liabilities	7,043,000,000	7,343,000,000
Redeemable noncontrolling interest	12,000,000	12,000,000
Redeemable noncontrolling interest of discontinued operations		12,000,000
Tyco Shareholders' Equity:
Common shares	208,000,000	2,792,000,000
Common shares held in treasury	(912,000,000)	(1,094,000,000)
Other shareholders' equity	5,802,000,000	3,296,000,000
Total Tyco Shareholders' Equity	5,098,000,000	4,994,000,000
Nonredeemable noncontrolling interest	23,000,000	16,000,000
Total Equity	5,121,000,000	5,010,000,000	14,154,000,000	14,083,000,000
Total Liabilities, Redeemable Noncontrolling Interest and Equity	12,176,000,000	12,365,000,000
Tyco International Ltd.
Current Assets:
Accounts receivable, net	0	7,000,000
Intercompany receivables	22,000,000	1,220,000,000
Prepaid expenses and other current assets	9,000,000	14,000,000
Total current assets	31,000,000	1,241,000,000
Investment in subsidiaries	12,826,000,000	25,666,000,000
Intercompany loans receivable	0	1,921,000,000
Other assets	68,000,000	67,000,000
Total Assets	12,925,000,000	28,895,000,000
Current Liabilities:
Accounts payable	1,000,000
Accrued and other current liabilities	353,000,000	187,000,000
Intercompany payables	3,515,000,000	3,571,000,000
Total current liabilities	3,869,000,000	3,758,000,000
Intercompany loans payable	3,660,000,000	19,672,000,000
Other liabilities	298,000,000	471,000,000
Total Liabilities	7,827,000,000	23,901,000,000
Tyco Shareholders' Equity:
Common shares	208,000,000	2,792,000,000
Other shareholders' equity	4,890,000,000	2,202,000,000
Total Tyco Shareholders' Equity	5,098,000,000	4,994,000,000
Total Equity	5,098,000,000	4,994,000,000
Total Liabilities, Redeemable Noncontrolling Interest and Equity	12,925,000,000	28,895,000,000
Tyco International Finance S.A.
Current Assets:
Intercompany receivables	2,079,000,000	1,890,000,000
Total current assets	2,079,000,000	1,890,000,000
Investment in subsidiaries	14,690,000,000	15,337,000,000
Intercompany loans receivable	1,141,000,000	7,031,000,000
Other assets	6,000,000	260,000,000
Total Assets	17,916,000,000	24,518,000,000
Current Liabilities:
Accrued and other current liabilities	23,000,000	23,000,000
Intercompany payables	3,845,000,000	6,793,000,000
Total current liabilities	3,868,000,000	6,816,000,000
Long-term debt	1,443,000,000	1,443,000,000
Intercompany loans payable	1,852,000,000	3,055,000,000
Total Liabilities	7,163,000,000	11,314,000,000
Tyco Shareholders' Equity:
Other shareholders' equity	10,753,000,000	13,204,000,000
Total Tyco Shareholders' Equity	10,753,000,000	13,204,000,000
Total Equity	10,753,000,000	13,204,000,000
Total Liabilities, Redeemable Noncontrolling Interest and Equity	17,916,000,000	24,518,000,000
Other Subsidiaries
Current Assets:
Cash and cash equivalents	563,000,000	844,000,000	1,229,000,000	1,581,000,000
Accounts receivable, net	1,718,000,000	1,672,000,000
Inventories	647,000,000	625,000,000
Intercompany receivables	7,354,000,000	10,361,000,000
Prepaid expenses and other current assets	841,000,000	833,000,000
Deferred income taxes	250,000,000	292,000,000
Assets of Disposal Group, Including Discontinued Operation, Current	828,000,000	790,000,000
Total current assets	12,201,000,000	15,417,000,000
Property, plant and equipment, net	1,285,000,000	1,324,000,000
Goodwill	4,163,000,000	4,035,000,000
Intangible assets, net	791,000,000	758,000,000
Intercompany loans receivable	5,310,000,000	19,956,000,000
Other assets	1,007,000,000	844,000,000
Total Assets	24,757,000,000	42,334,000,000
Current Liabilities:
Loans payable and current maturities of long-term debt	20,000,000	10,000,000
Accounts payable	850,000,000	847,000,000
Accrued and other current liabilities	1,483,000,000	1,518,000,000
Deferred revenue	394,000,000	395,000,000
Intercompany payables	2,095,000,000	3,107,000,000
Liabilities of Disposal Group, Including Discontinued Operation, Current	225,000,000	225,000,000
Total current liabilities	5,067,000,000	6,102,000,000
Long-term debt	0	38,000,000
Intercompany loans payable	939,000,000	6,181,000,000
Deferred revenue	370,000,000	397,000,000
Other liabilities	1,583,000,000	1,789,000,000
Total Liabilities	7,959,000,000	14,507,000,000
Redeemable noncontrolling interest	12,000,000
Redeemable noncontrolling interest of discontinued operations		12,000,000
Tyco Shareholders' Equity:
Common shares held in treasury	(912,000,000)	(1,094,000,000)
Other shareholders' equity	17,675,000,000	28,893,000,000
Total Tyco Shareholders' Equity	16,763,000,000	27,799,000,000
Nonredeemable noncontrolling interest	23,000,000	16,000,000
Total Equity	16,786,000,000	27,815,000,000
Total Liabilities, Redeemable Noncontrolling Interest and Equity	24,757,000,000	42,334,000,000
Consolidating Adjustments
Current Assets:
Intercompany receivables	(9,455,000,000)	(13,471,000,000)
Total current assets	(9,455,000,000)	(13,471,000,000)
Investment in subsidiaries	(27,516,000,000)	(41,003,000,000)
Intercompany loans receivable	(6,451,000,000)	(28,908,000,000)
Total Assets	(43,422,000,000)	(83,382,000,000)
Current Liabilities:
Intercompany payables	(9,455,000,000)	(13,471,000,000)
Total current liabilities	(9,455,000,000)	(13,471,000,000)
Intercompany loans payable	(6,451,000,000)	(28,908,000,000)
Total Liabilities	(15,906,000,000)	(42,379,000,000)
Tyco Shareholders' Equity:
Other shareholders' equity	(27,516,000,000)	(41,003,000,000)
Total Tyco Shareholders' Equity	(27,516,000,000)	(41,003,000,000)
Total Equity	(27,516,000,000)	(41,003,000,000)
Total Liabilities, Redeemable Noncontrolling Interest and Equity	$ (43,422,000,000)	$ (83,382,000,000)